Earnings Per Share	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Earnings per Share

NOTE 7 EARNINGS PER SHARE

Basic earnings per share attributable to U.S. Cellular shareholders is computed by dividing Net income attributable to U.S. Cellular shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share attributable to U.S. Cellular shareholders is computed by dividing Net income attributable to U.S. Cellular shareholders by the weighted average number of common shares outstanding during the period adjusted to include the effects of potentially dilutive securities. Potentially dilutive securities primarily include incremental shares issuable upon exercise of outstanding stock options and the vesting of restricted stock units.

The amounts used in computing Earnings per Common and Series A Common Share and the effects of potentially dilutive securities on the weighted average number of Common and Series A Common Shares are as follows:

Year ended December 31,	2011	2010	2009
(Dollars and shares in thousands,
except earnings per share)
Net income attributable to U.S. Cellular shareholders	$175,041	$136,074	$209,547

Weighted average number of shares used
in basic earnings per share	84,877	86,128	86,946
Effect of dilutive securities:
Stock options	114	89	21
Restricted stock units	344	301	201
Weighted average number of shares used
in diluted earnings per share	85,335	86,518	87,168

Basic earnings per share attributable to
U.S. Cellular shareholders	$2.06	$1.58	$2.41

Diluted earnings per share attributable to
U.S. Cellular shareholders	$2.05	$1.57	$2.40

Certain Common Shares issuable upon the exercise of stock options or vesting of restricted stock units were not included in average diluted shares outstanding for the calculation of Diluted earnings per share because their effects were antidilutive. The number of such Common Shares excluded is shown in the table below.

	2011	2010	2009
(Shares in thousands)
Stock options	1,399	1,771	2,045

Restricted stock units	215	224	193